Cover	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Entity Registrant Name	PELAGOS INSURANCE CAPITAL LIMITED
Entity Central Index Key	0001636639
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Current Fiscal Year End Date	--12-31
Document type	6-K